DEBT - Narrative (Details)		1 Months Ended	12 Months Ended
	Apr. 19, 2021 USD ($) D $ / shares	Jul. 31, 2019 USD ($)	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2019 USD ($)	Jan. 31, 2022 USD ($)	Dec. 27, 2021 $ / shares	Nov. 30, 2020 USD ($)	Jul. 26, 2016 USD ($)
Debt Instrument [Line Items]
Common stock, par value (usd per share) | $ / shares							$ 0.0001
Fair value of derivative liability			$ 552,000	$ 0
Interest expense			11,928,000	$ 6,142,000	$ 5,453,000
Derivative notional amount			100,000,000
Subsequent Event
Debt Instrument [Line Items]
Derivative notional amount						$ 125,000,000
2016 Credit Facility
Debt Instrument [Line Items]
Debt issuance costs		$ 1,065,000	1,800,000					$ 3,200,000
Maximum borrowing capacity			$ 310,000,000					300,000,000	$ 120,000,000
Repayment of debt		64,000,000
Repayment of interest		100,000
2016 Credit Facility | Prime rate
Debt Instrument [Line Items]
Basis spread on variable interest rate			2.00%
2016 Credit Facility | LIBOR
Debt Instrument [Line Items]
Basis spread on variable interest rate			3.00%
Class A Common Stock
Debt Instrument [Line Items]
Common stock, par value (usd per share) | $ / shares			$ 0.0001	$ 0.0001
Exchangeable Notes
Debt Instrument [Line Items]
Face amount	$ 130,000,000
Conversion price (usd per share) | $ / shares	$ 11.50
Interest rate	7.00%
Term	5 years
Redemption, period from Closing Date	3 years
Redemption, stock price percentage threshold	130.00%
Redemption, threshold trading days | D	20
Redemption, threshold consecutive trading days	30 days
Redemption, notice period	30 days
Redemption price percentage	100.00%
Redemption, VWAP, threshold trading days	5 days
Maximum conversion rate	99.9999
Anti-dilution, period after common stock issuance	45 days
Anti-dilution, threshold consecutive trading days	10 days
Fundamental change, repurchase price percentage	100.00%
Registration default, interest rate for first 90 days	0.25%
Registration default, interest rate after 90 days	0.50%
Event of default, threshold percentage of note holders that may declare notes payable immediately	25.00%
Event of default, percentage of notes payable immediately	100.00%
Event of default, interest rate for first 90 days	0.25%
Event of default, interest rate for days 91-180	0.50%
Fair value of derivative liability	$ 552,000
Interest expense			$ 200,000
Effective interest rate			7.40%
Debt issuance costs	$ 2,600,000
Line of credit and term loan
Debt Instrument [Line Items]
Effective interest rate			3.65%	4.36%
Line of credit | 2016 Credit Facility | Revolver
Debt Instrument [Line Items]
Maximum borrowing capacity		60,000,000							40,000,000
Annual commitment fee percentage			0.40%
Term loan | 2016 Credit Facility
Debt Instrument [Line Items]
Face amount		$ 140,000,000	$ 250,000,000					$ 240,000,000	$ 80,000,000